Property and Equipment, Net	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Property, Plant and Equipment [Abstract]
Property and Equipment, Net	Property and Equipment, Net
Property and equipment, net consisted of the following as of September 30, 2024 and December 31, 2023:

	Useful Life	September 30, 2024	December 31, 2023
Scanners	5 Years	$2,254,548	$3,309,957
Computer and lab equipment	3-5 Years	1,384,307	1,359,491
Leasehold improvements	Various	421,266	421,266
Software	3 Years	50,374	40,599
Furniture and fixtures	7 Years	82,336	82,336
		4,192,831	5,213,649
Less: accumulated depreciation		(4,070,679)	(4,722,729)
		$122,152	$490,920
Depreciation expense was $19,508 and $76,351 for the three months ended September 30, 2024 and 2023, respectively. Depreciation expense was $114,144 and $216,272 for the nine months ended September 30, 2024 and 2023, respectively.	Property and Equipment, Net
Property and equipment, net consisted of the following as of December 31:

	Useful Life	2023	2022
Scanners	5 Years	$3,309,957	$3,047,841
Computer and lab equipment	3-5 Years	1,359,491	1,346,726
Leasehold improvements	Various	421,266	421,266
Software	3 Years	40,599	40,599
Furniture and fixtures	7 Years	82,336	82,336
		5,213,649	4,938,768
Less: accumulated depreciation		(4,722,729)	(4,441,021)
		$490,920	$497,747
Depreciation expenses were $294,813 and $465,869 for the years ended December 31, 2023 and 2022, respectively.